Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment
Schedule of property and equipment

	December 31,
		2017		2016
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	117.9	(46.3)	71.6	67.4
Equipment and facilities	112.8	(67.0)	45.8	41.0
Vehicles	1.2	(0.8)	0.4	0.2
Furniture and fixtures	17.2	(8.7)	8.5	8.6
Aircraft equipment	908.7	(260.9)	647.8	547.7
Aircraft and engines	2,770.2	(413.2)	2,357.0	2,626.4
Advance payments for acquisition of aircrafts	148.9	—	148.9	100.4
Construction in progress	45.5	—	45.5	48.3

	4,122.4	(796.9)	3,325.5	3,440.0

Reconciliation of changes in property and equipment

	Cost
	December 31, 2016	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2017
Leasehold improvements	97.3	17.7	—	2.9	117.9
Equipment and facilities	95.2	17.8	(0.2)	—	112.8
Vehicles	2.6	0.3	(1.7)	—	1.2
Furniture and fixtures	15.7	1.5	—	—	17.2
Aircraft equipment	741.0	180.5	(18.0)	5.2	908.7
Aircraft and engines	3,016.9	352.0	(615.3)	16.6	2,770.2
Advance payments for acquisition of aircrafts	100.4	53.8	(5.3)	—	148.9
Construction in progress	48.3	21.9	—	(24.7)	45.5

	4,117.4	645.5	(640.5)	—	4,122.4

	Accumulated depreciation
	December 31, 2016	Depreciation for the year	Disposals/ Write-offs	Transfers	December 31, 2017
Leasehold improvements	(29.9)	(16.4)	—	—	(46.3)
Equipment and facilities	(54.2)	(12.9)	0.1	—	(67.0)
Vehicles	(2.4)	(0.1)	1.7	—	(0.8)
Furniture and fixtures	(7.1)	(1.6)	—	—	(8.7)
Aircraft equipment	(193.3)	(71.1)	3.5	—	(260.9)
Aircraft and engines	(390.5)	(160.4)	137.7	—	(413.2)

	(677.4)	(262.5)	143.0	—	(796.9)

Schedule of amortization of capitalized maintenance costs and repairs
	December 31,
	2017	2016

Amortization of capitalized maintenance costs	(63.2)	(51.5)
Maintenance materials and repairs	(568.1)	(708.7)

	(631.3)	(760.2)